UNITED STATES
	      SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  FORM 13F

		    FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2012

Check here if Amendment  [        ]; Amendment Number:    _______
	This Amendment (Check only one):	[    ] is a restatement
				                 	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		HeadInvest, LLC.
Address:	121 Middle Street
		Portland ME 04101

Form 13F File Number:   028-11969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Christopher P. Wiers
Title:	AVP Operations & Technology
Phone:	207-773-5333

Signature, Place, and Date of Signing:

Christopher P. Wiers at Portland, ME  July 31, 2012
Report Type (Check only one):

[  X  ]  13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
	manager are reported in this report.)

[       ]13F NOTICE.  (Check here if no holdings reported are in this report,
	 and all holdings are reported by other reporting manager(s).)

[       ]13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			FORM 13F SUMMARY PAGE

Form 13F SUMMARY PAGE


Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		90

Form 13F Information Table Value Total:		$219,142												(thousands)

List of Other Included Managers:			N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional Investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     5870    65515 SH       Sole                    59505              6010
A T & T New                    COM              00206r102      758    21263 SH       Sole                    20542               721
ABB Ltd ADR                    COM              000375204     3355   205553 SH       Sole                   186995             18558
Abbott Laboratories            COM              002824100      506     7844 SH       Sole                     7844
Accenture Plc                  COM              G1151C101     3307    55040 SH       Sole                    50870              4170
Air Prod & Chemicals           COM              009158106      258     3200 SH       Sole                     2925               275
American Express               COM              025816109     5798    99611 SH       Sole                    90095              9516
Amgen Incorporated             COM              031162100      508     6967 SH       Sole                     6967
Apple                          COM              037833100     1480     2534 SH       Sole                     2523        1       10
Auto Data Processing           COM              053015103      335     6020 SH       Sole                     6020
BHP Billiton Ltd ADR           COM              088606108     4066    62264 SH       Sole                    57269              4995
Ball Corporation               COM              058498106      296     7200 SH       Sole                     7200
Berkshire Hathaway B           COM              084670702      296     3550 SH       Sole                     3550
Biogen Idec                    COM              09062X103      289     2000 SH       Sole                     2000
Bristol-Myers Squibb           COM              110122108      279     7754 SH       Sole                     7754
C R Bard                       COM              067383109     5423    50478 SH       Sole                    46748              3730
Cenovus Energy                 COM              15135u109     2192    68937 SH       Sole                    63028              5909
Chevron Corporation            COM              166764100     1900    18010 SH       Sole                    17762               248
Cisco Systems                  COM              17275r102     4130   240511 SH       Sole                   218048             22463
Claymore/Swm Canadian Engy In  COM              18383Q606      151    10250 SH       Sole                    10250
Coca Cola                      COM              191216100      458     5857 SH       Sole                     5857
ConocoPhillips                 COM              20825c104     4418    79065 SH       Sole                    71642              7423
Consolidated Edison            COM              209115104      214     3438 SH       Sole                     3438
Currencyshares Jpn Yen Trst    COM              23130a102      307     2500 SH       Sole                     2500
Danaher Corp                   COM              235851102     5593   107399 SH       Sole                    99819       75     7505
Dentsply Intl                  COM              249030107     5570   147310 SH       Sole                   133572             13738
Devon Energy                   COM              25179m103     3585    61826 SH       Sole                    56303              5523
Duke Energy Corp New           COM              26441C204      288    12508 SH       Sole                    12508
Emerson Electric               COM              291011104     5276   113266 SH       Sole                   103172             10094
Exelon                         COM              30161n101      304     8087 SH       Sole                     8087
ExxonMobil                     COM              30231g102     5413    63263 SH       Sole                    58553              4710
Fiserv                         COM              337738108     5610    77680 SH       Sole                    71303              6377
General Electric               COM              369604103     1353    64944 SH       Sole                    60547              4397
Hancock John Pfd Incm Fd       COM              41021p103      579    30516 SH       Sole                    28750              1766
Heinz H J                      COM              423074103     4430    81459 SH       Sole                    74659              6800
Honeywell International        COM              438516106      227     4070 SH       Sole                     3670               400
Idexx Labs                     COM              45168d104     2529    26311 SH       Sole                    25661               650
Intl Business Machines         COM              459200101      786     4018 SH       Sole                     4018
Johnson & Johnson              COM              478160104     1003    14839 SH       Sole                    14839
Kinder Morgan Management       COM              49455u100     5764    78504 SH       Sole                    74286              4217
Kraft Foods A                  COM              50075N104      290     7500 SH       Sole                     7500
MBIA                           COM              55262C100     1031    95339 SH       Sole                    95339
Market Vectors ETF Tr Agrib    COM              57060u605      576    11610 SH       Sole                    11610
McDonalds                      COM              580135101      345     3895 SH       Sole                     3635               260
Medtronic                      COM              585055106     4153   107222 SH       Sole                    98477      125     8620
Merck                          COM              58933y105      594    14231 SH       Sole                    13366               865
Microsoft                      COM              594918104     5674   185494 SH       Sole                   168734      400    16360
Morgan Stanley Emg Mkts Domest COM              617477104      472    30070 SH       Sole                    30070
Nestle S A Reg B ADR           COM              641069406     4974    83268 SH       Sole                    76488              6780
Newcastle Investment           COM              65105m108      134    20000 SH       Sole                    20000
NextEra Energy                 COM              65339f101      227     3303 SH       Sole                     3303
Novartis ADR                   COM              66987V109      409     7310 SH       Sole                     7015               295
Novo-Nordisk                   COM              670100205     7051    48514 SH       Sole                    44767              3747
Occidental Pete                COM              674599105     4451    51897 SH       Sole                    47577              4320
Oracle                         COM              68389x105     2737    92156 SH       Sole                    85189              6967
PepsiCo                        COM              713448108     6523    92309 SH       Sole                    84604              7705
Pfizer                         COM              717081103      547    23762 SH       Sole                    22675              1087
Philip Morris Intl             COM              718172109      375     4295 SH       Sole                     4295
Praxair                        COM              74005p104     6016    55331 SH       Sole                    51086              4245
Procter & Gamble               COM              742718109     6093    99474 SH       Sole                    91092              8382
Qualcomm                       COM              747525103     3871    69529 SH       Sole                    63544              5985
Roche Hldg Ltd Spon ADR        COM              771195104      577    13360 SH       Sole                    12780               580
Royal Dutch Shell A            COM              780259206      363     5390 SH       Sole                     4890               500
Schlumberger Ltd               COM              806857108     4454    68625 SH       Sole                    62570              6055
Statoilhydro Asa               COM              85771P102      262    11000 SH       Sole                    11000
Texas Instruments              COM              882508104     4505   157010 SH       Sole                   143850             13160
Total S A ADR                  COM              89151e109      445     9900 SH       Sole                     9900
Unilever                       COM              904784709     5062   151788 SH       Sole                   138943       50    12795
United Parcel Service          COM              911312106     5625    71420 SH       Sole                    64650              6770
United Technologies            COM              913017109      847    11220 SH       Sole                    11220
Vale SA ADR                    COM              91912E105     1950    98218 SH       Sole                    88483              9735
Vanguard High Dividend Yield   COM              921946406     1061    22055 SH       Sole                    19855      100     2100
Vanguard Lg Cap Index          COM              922908637      363     5840 SH       Sole                     5840
Vanguard MSCI EAFE             COM              921943858     1398    44273 SH       Sole                    39173              5100
Vanguard MSCI Emerging Market  COM              922042858     8319   208351 SH       Sole                   192576             15775
Vanguard Mid Cap               COM              922908629      485     6280 SH       Sole                     5685               595
Vanguard REIT                  COM              922908553      305     4664 SH       Sole                     4164               500
Vanguard S&P 500               COM              922908413      293     4710 SH       Sole                     4710
Vanguard Small Cap             COM              922908751      447     5885 SH       Sole                     5470               415
Vanguard Total Stock Mkt       COM              922908769      214     3070 SH       Sole                     2470               600
Verizon Communications         COM              92343v104      353     7937 SH       Sole                     7537               400
Vodafone Group New ADR         COM              92857W209      720    25555 SH       Sole                    25155               400
Walgreen                       COM              931422109     2927    98943 SH       Sole                    90353              8590
Waters                         COM              941848103     5556    69910 SH       Sole                    64245              5665
iShares: MSCI Australia Idx    COM              464286103      263    12020 SH       Sole                    12020
iShares: MSCI Canada Idx       COM              464286509      313    12127 SH       Sole                    12127
iShares: MSCI EAFE Index       COM              464287465     4593    91942 SH       Sole                    87327              4615
iShares: MSCI Emrg Mkts        COM              464287234     1448    37002 SH       Sole                    36711               291
iShares: S&P 500 Idx           COM              464287200      372     2722 SH       Sole                     2722
iShares: S&P Small Cap 600 Idx COM              464287804    14172   193426 SH       Sole                   179876             13550